Business Segments - Schedule of Property and Equipment, Net by Country (Detail) - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net	$ 341	$ 341	$ 411
United States [member]
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net		92	141
Japan [member]
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net		87	76
United Kingdom [member]
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net		79	100
Germany [member]
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net		35	37
All other [member]
Schedule of Property and Equipment, Net by Country [Line Items]
Property and equipment, net		$ 48	$ 57